Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - LendingClub Corp [Member] - USD ($) $ in Thousands		Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued compensation (1)	[1]		$ 27,009	$ 28,780
Accrued expenses			19,734	14,054
Deferred rent			11,638	4,615
Transaction fee refund reserve			9,098	578
Loan Trailing Fee liability, at fair value			4,913	0
Loan servicing liabilities, at fair value			2,846	3,973
Deferred revenue			2,556	2,551
Credit loss coverage reserve			2,529	0
Reimbursement payable to limited partners of LCA private funds			2,313	0
Payable to issuing bank			1,658	955
Deferred tax liability				3,446
Contingent liabilities			0	700
Other			1,325	1,591
Total accrued expenses and other liabilities		$ 83,338	85,619	$ 61,243
Accrued cash retention rewards			$ 3,000

[1]	Includes accrued cash retention awards of $3.0 million as of December 31, 2016. See "Note 15. Employee Incentive and Retirement Plans" for additional information on the Company's Cash Retention Plan.